UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from
July 11, 2026 to August 12, 2026

Commission File Number of issuing entity:	333-189017-04

Central Index Key Number of issuing entity:	0001605257

Citigroup Commercial Mortgage Trust 2014-GC21
(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor:	333-189017

Central Index Key Number of depositor:	0001258361

Citigroup Commercial Mortgage Securities Inc.
(Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor:	0001541001
0001541502
0001558761
0001576832
0001587045
0001567746

Citigroup Global Markets Realty Corp.
Goldman Sachs Mortgage Company
Cantor Commercial Real Estate Lending, L.P.
MC-Five Mile Commercial Mortgage Finance LLC
RAIT Funding, LLC
Aspire HEI, Inc. (f/k/a Redwood Commercial Mortgage Corporation)
(Exact name of sponsor(s) as specified in its charter)

Richard Simpson (212) 816-5343
(Name and telephone number, including area code, of the person to contact in connection with this filing)

New York
(State or other jurisdiction of incorporation or organization of the issuing entity)

47-1127194
47-1138900
47-6309337
(I.R.S. Employer Identification No.)

c/o U.S. Bank National Association
190 S. LaSalle Street 7th Floor Chicago, Illinois
(Address of principal executive offices of issuing entity)

60603
(Zip Code)

(312) 332-7535
(Telephone number, including area code)

NOT APPLICABLE
(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)

Name of exchange
Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	(If Section 12(b))

A-1	☐	☐	☒	_______
A-2	☐	☐	☒	_______
A-3	☐	☐	☒	_______
A-4	☐	☐	☒	_______
A-5	☐	☐	☒	_______
A-AB	☐	☐	☒	_______
X-A	☐	☐	☒	_______
X-B	☐	☐	☒	_______
A-S	☐	☐	☒	_______
B	☐	☐	☒	_______
PEZ	☐	☐	☒	_______
C	☐	☐	☒	_______

Indicate by check mark whether the registrant (1) filed all reports required to be filed by Section 13 or 15(d) of the Securities and Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days? Yes ☒ No ☐

PART I - DISTRIBUTION INFORMATION ITEM
Item 1. Distribution and Pool Performance Information.
On August 12, 2026, a distribution was made to holders of Citigroup Commercial Mortgage Trust 2014-GC21, Commercial Mortgage Pass-Through Certificates, Series 2014-GC21. The monthly report to holders is attached as Exhibit 99.1.

No assets securitized by Citigroup Commercial Mortgage Securities Inc. and held by Citigroup Commercial Mortgage Trust 2014-GC21 were the subject of a demand to repurchase or replace for breach of the representations and warranties contained in the underlying transaction documents during the monthly distribution period covered by this distribution report on Form 10-D.

Citigroup Commercial Mortgage Securities Inc. filed its most recent Form ABS-15G under Rule 15Ga-1 under the Securities Exchange Act of 1934 (“Rule 15Ga-1”) on February 10, 2026. The CIK number of Citigroup Commercial Mortgage Securities Inc. is 0001258361.

Citigroup Global Markets Realty Corp. filed its most recent Form ABS-15G under Rule 15Ga-1 on February 10, 2026. The CIK number of Citigroup Global Markets Realty Corp. is 0001541001.

Goldman Sachs Mortgage Company filed its most recent Form ABS-15G under Rule 15Ga-1 on August 13, 2026. The CIK number of Goldman Sachs Mortgage Company is 0001541502.

Cantor Commercial Real Estate Lending, L.P. filed its most recent Form ABS-15G under Rule 15Ga-1 on January 8, 2026. The CIK number of Cantor Commercial Real Estate Lending, L.P. is 0001558761.

MC-Five Mile Commercial Mortgage Finance LLC filed its most recent Form ABS-15G under Rule 15Ga-1 on February 16, 2021. The CIK number of MC-Five Mile Commercial Mortgage Finance LLC is 0001576832.

RAIT Funding, LLC filed its most recent Form ABS-15G under Rule 15Ga-1 on February 16, 2021. The CIK number of RAIT Funding, LLC is 0001587045.

Aspire HEI, Inc. (f/k/a Redwood Commercial Mortgage Corporation) filed its most recent Form ABS-15G under Rule 15Ga-1 on February 10, 2026. The CIK number of Aspire HEI, Inc. (f/k/a Redwood Commercial Mortgage Corporation) is 0001567746.

Item 1A. Asset-Level Information.
Not applicable.

Item 1B. Asset Representations Reviewer and Investor Communication.
Not applicable.

PART II - OTHER INFORMATION ITEM
Item 2. Legal Proceedings.
No information to report for the monthly distribution period covered by this distribution report on Form 10-D.

Item 3. Sales of Securities and Use of Proceeds.
None.

Item 4. Defaults Upon Senior Securities.
None.

Item 5. Submission of Matters to a Vote of Security Holders.
None.

Item 6. Significant Obligors of Pool Assets.
The mortgaged property securing the Maine Mall mortgage loan constitutes a significant obligor within the meaning of Item 1101(k)(2) of Regulation AB and as disclosed in the Prospectus Supplement for Citigroup Commercial Mortgage Trust 2014-GC21 filed on May 22, 2014.

With respect to the mortgaged property securing the Maine Mall mortgage loan, the unaudited net operating income was $4,370,242.39 for the period from January 1, 2026 through March 31, 2026. There are no material updates at this time.

Item 7. Change in Sponsor Interest in the Securities.
None.

Item 8. Significant Enhancement Provider Information.
None.

Item 9. Other Information.
None.

Item 10. Exhibits.
(a) The following is a list of documents filed as part of this Report on Form 10-D:
(99.1) Monthly report distributed to holders of Citigroup Commercial Mortgage Trust 2014-GC21, Commercial Mortgage Pass-Through Certificates, Series 2014-GC21, relating to the August 12, 2026 distribution.

(b) The exhibits required to be filed by the Registrant pursuant to this form are listed in the Exhibit Index that immediately precedes the signature page hereof.

EXHIBIT INDEX

Exhibit	Description

Exhibit 99.1	Monthly report distributed to holders of Citigroup Commercial Mortgage Trust 2014-GC21, Commercial Mortgage Pass-Through Certificates, Series 2014-GC21, relating to the August 12, 2026 distribution.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Citigroup Commercial Mortgage Securities Inc.
(Depositor)

Date: August 19, 2026	/s/ Richard Simpson
Name: Richard Simpson
Title: President